Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 253.4	€ 267.7
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	246.7	261.2
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.7	6.5
Present value of defined benefit obligation | Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	61.5	60.9
Present value of defined benefit obligation | Unfunded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	54.8	54.4
Present value of defined benefit obligation | Unfunded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	6.7	6.5
Present value of defined benefit obligation | Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	191.9	206.8
Present value of defined benefit obligation | Funded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	191.9	206.8
Present value of defined benefit obligation | Funded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	0.0	0.0
Plan assets
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(115.0)	(115.6)
Plan assets | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(115.0)	(115.6)
Plan assets | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0.0	0.0
Plan assets, at fair value	115.0	115.6
Net defined benefit liability (asset)	138.4	152.1	€ 158.3
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	131.7	145.6	€ 151.9
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 6.7	€ 6.5